Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of the Components of Lease Costs, Lease Term and Discount Rate	The components of lease costs, lease term and discount rate with respect of corporate offices and employees’ accommodation leases with an initial term of more than 12 months are as follows:
	For years ended December 31,
	2023	2022	2021
Operating lease cost	$77,468	$52,507	$4,452
	December 31, 2023	December 31, 2022	December 31, 2021
Weighted Average Remaining Lease Term - Operating leases	2.17	3.00	4.00
Weighted Average Discount Rate - Operating leases	3.22%	3.22%	3.22%

Schedule of the Future Maturity of Lease Liabilities	As of December 31, 2023, the future maturity of lease liabilities is as follows:
For the year ended December 31,	Amount
2024	$106,309
2025	110,853
2026	30,133
2027	-
Thereafter	-
Total lease payment at Present Value	$247,295